Related Party Transactions	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

WGL and its subsidiaries engage in transactions during the ordinary course of business. Inter-company transactions and balances have been eliminated from the consolidated financial statements of WGL, except as described below. Washington Gas provides accounting, treasury, legal and other administrative and general support to affiliates, and files consolidated tax returns that include affiliated taxable transactions. Washington Gas bills its affiliates in accordance with regulatory requirements for the actual cost of providing these services, which approximates their market value. To the extent such billings are not yet paid, they are reflected in “Receivables from associated companies” on Washington Gas’ balance sheets. Washington Gas assigns or allocates these costs directly to its affiliates and, therefore, does not recognize revenues or expenses associated with providing these services.
In connection with billing for unregulated third party marketers and with other miscellaneous billing processes, Washington Gas collects cash on behalf of affiliates and transfers the cash in a reasonable time period. Cash collected by Washington Gas on behalf of its affiliates but not yet transferred is recorded in “Payables to associated companies” on Washington Gas’ balance sheets. The following table presents the receivables and payables from associated companies for the fiscal years ended September 30, 2015 and 2014.

Washington Gas Light Company Receivables / Payables from Associated Companies
(In millions)	September 30, 2015	September 30, 2014
Receivables from Associated Companies	$3.2	$4.8
Payables to Associated Companies	$68.6	$54.7

Washington Gas provides gas balancing services related to storage, injections, withdrawals and deliveries to all energy marketers participating in the sale of natural gas on an unregulated basis through the customer choice programs that operate in its service territory. These balancing services include the sale of natural gas supply commodities related to various peaking arrangements contractually supplied to Washington Gas and then partially allocated and assigned by Washington Gas to the energy marketers, including WGL Energy Services. Washington Gas records revenues for these balancing services pursuant to tariffs approved by the appropriate regulatory bodies. These related party amounts related to balancing services provided to WGL Energy Services have been eliminated in the consolidated financial statements of WGL. The following table shows the amounts Washington Gas charged WGL Energy Services for balance services.

Washington Gas - Gas Balancing Service Charges
(In millions)
Years Ended September 30,	2015	2014	2013
Gas balancing service charge	$25.1	$26.6	$25.0

As a result of these balancing services, an imbalance is created for volumes of natural gas received by Washington Gas that are not equal to the volumes of natural gas delivered to customers of the energy marketers. WGL Energy Services recognized accounts payable to Washington Gas of $0.5 million and accounts receivable from Washington Gas of $0.02 million at September 30, 2015 and 2014, respectively, related to an imbalance in gas volumes. Due to regulatory treatment, these receivables and payables are not eliminated in the consolidated financial statements of WGL. Refer to Note 1—Accounting Policies for further discussion of these imbalance transactions.
Washington Gas participates in a POR program as approved by the PSC of MD, whereby it purchases receivables from participating energy marketers at approved discount rates. In addition, WGL Energy Services participates in POR programs with certain Maryland and Pennsylvania utilities, whereby it sells its receivables to various utilities, including Washington Gas, at approved discount rates. The receivables purchased by Washington Gas are included in “Accounts receivable” in the accompanying balance sheet. Any activity between Washington Gas and WGL Energy Services related to the POR program has been eliminated in the accompanying financial statements for WGL. At September 30, 2015 and 2014, Washington Gas had balances of $6.6 million and $7.7 million, respectively, of purchased receivables from WGL Energy Services.